S-K 1603(a) SPAC Sponsor	Sep. 28, 2026 USD ($)
Spac Sponsor Line Items
SPAC Sponsor Name	Orange Street Capital Limited
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	business company
Orange Street Capital Limited [Member]
Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
Price Paid or to be Paid for Securities, Total Amount	$ 10,000